Accrued expenses and other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accrued expenses and other liabilities
Accrued vessel operating expenses and voyage expenses	$ 12,961	$ 13,159
Other accrued expenses	5,304	7,731
Total accrued expenses	$ 18,265	$ 20,890